Note 6 - Property, Plant and Equipment	12 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note 6 — Property, Plant and Equipment

Property, plant and equipment consisted of the following (in thousands):

	Estimated			June 30,
	useful lives (years)			2016	2015
Furniture and fixtures	2	to	3	$236	$237
Leasehold improvements		Lease term		13	44
Computer hardware		3		333	327
Computer software		3		875	943
Office equipment		3		147	147
Motor vehicles		5		38	42
				1,642	1,740
Less: Accumulated depreciation				(1,588)	(1,627)
Net carrying value				$54	$113